SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) € in Thousands, $ in Thousands		1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 14, 2015 USD ($)	Apr. 17, 2016 USD ($)	Oct. 31, 2014 USD ($)	Dec. 31, 2017 USD ($) item shares	Dec. 31, 2016 USD ($) item shares	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Average interest rate, short-term bank deposits in U.S. dollars				1.46%	1.35%
Marketable securities impairment losses
Deferred revenues
Number of licensed programs to achieve substantive milestones revenues | item					1	1
Revenue recognition under milestone method	$ 7,800	$ 400	$ 7,200		$ 400	$ 7,800
Severance expenses				365	486	484
Net gain on derivative transactions				422	75	202
Net gain on derivative classified to operating expenses as effective portion				422	75	177
Net gain on derivative recorded as financial and other income, net for the ineffective portion						25
Unrealized gain (loss) arising from derivative contracts				17	7	(19)
Fair value of outstanding forward contracts				$ 17	$ 7
Number of investments in affiliates | item				2
Derivative, contract period				12 days	12 months
Derivative, maturity date				Jan. 12, 2018	Dec. 31, 2017
Derivative, notional amount				$ 177	$ 6,548
Cumulative effect adjustment from adoption of ASU 2016-09 adoption
Restricted cash				1,050	$ 993	$ 1,077
Additional paid-in capital [Member]
Cumulative effect adjustment from adoption of ASU 2016-09 adoption				$ 211
Neviah [Member]
Ownership percentage				25.12%			25.12%
Keddem [Member]
Ownership percentage				29.41%			29.41%
Investment amount								$ 155
Merck Holdings [Member] | Neviah [Member] | Convertible Bridge Loan Agreement [Member]
Face amount | €							€ 500		€ 500
Loan grant date				Dec. 17, 2014
Maturity term				18 months
Interest rate (as a percent)				2.00%			2.00%	2.00%	2.00%
Options [Member]
Weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share | shares				8,774,219	7,943,914	7,228,011